Major Events in the Period and Events After the Period	12 Months Ended
Dec. 31, 2024
Disclosure Of Major Events In The Period And Events After The Period [Abstract]
Major Events in the Period and Events After the Period	MAJOR EVENTS IN THE PERIOD AND EVENTS AFTER THE PERIOD